Revenue (Remaining Performance Obligations) (Details) $ in Millions	Aug. 31, 2019 CAD ($)
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	$ 4,465
Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	3,958
Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	507
Within 1 year [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	3,109
Within 1 year [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	2,747
Within 1 year [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	362
Within 2 years [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	1,356
Within 2 years [Member] | Wireline [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	1,211
Within 2 years [Member] | Wireless [Member]
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Remaining performance obligations	$ 145